OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, RESTRUCTURING AND SPECIFIC PROVISIONS - Additional Information (Details) £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Expenses by nature [abstract]
Decrease in operating expenses	£ 94